PRINCIPAL® FREEDOM VARIABLE ANNUITY

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2026

This Updating Summary Prospectus describes Principal® Freedom Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/FreedomVAreport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to https://www.annuityinternet@principal.com.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s ("SEC") staff and is available at https://www.Investor.gov.

Updating Summary Prospectus Contents

Special Terms	2
Updated Information about Your Contract	4
Key Information Table	5
Appendix: Investment Options Available Under the Contract	10

SPECIAL TERMS
The terms defined below are used throughout this Prospectus.

Account – series or portfolio of a mutual fund in which a division invests.
Accumulated Value – the sum of the values in the Fixed Account and the Separate Account Divisions.
Anniversary(ies) – the same date and month of each year following the Contract Date.
Annuitant – the person, including any Joint Annuitant, on whose life the annuity benefit payment is based. This person may or may not be the Owner.
Annuitization Date – the date all of the Owner’s Accumulated Value is applied to an annuity benefit payment option.
Contract Date – the date that the Contract was issued and which is used to determine Contract Years.
Contract Year – the one-year period beginning on the Contract Date and ending one day before the contract Anniversary and any subsequent one-year period beginning on a contract Anniversary (for example, if the Contract Date was June 5, 2006, the first Contract Year ends on June 4, 2007, and the first contract Anniversary falls on June 5, 2007).
Data Page – that portion of the Contract which contains the following: Owner and Annuitant data (names, gender, Annuitant age); the Contract issue date; maximum Annuitization Date; Contract charges and limits; and benefits.
Fixed Account – an Account which uses a guaranteed interest rate to calculate interest earned.
Investment Options – the Fixed Account and Separate Account Divisions.
Joint Annuitant – an Annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the Annuitant means the death of the first Annuitant to die.
Joint Owner – an Owner who has an undivided interest with the right of survivorship in this Contract with another Owner. Any reference to the death of the Owner means the death of the first Owner to die.
Owner – the person, including Joint Owner, who owns all the rights and privileges of this Contract.
Purchase Payment(s) – the gross amount You contributed to the Contract. Fixed Account Purchase Payments include Transfers into the Fixed Account from any division.
Qualified Plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code, as amended (the “Code”).

Separate Account Division (division(s)) – a part of the Separate Account which invests in shares of an Underlying Mutual Fund.
Surrender – the withdrawal of all or part of the Accumulated Value of Your Contract.

Transfer – moving all or a portion of Your Accumulated Value to or from one investment option or among several Investment Options. All Transfers initiated during the same Valuation Period are considered to be one Transfer for purposes of calculating the Transfer fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.
Unit – the accounting measure used to determine Your proportionate interest in a division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period – the period of time from one determination of the value of a Unit of a division to the next. Each Valuation Period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each Valuation Date and ends at the close of normal trading of the NYSE on the next Valuation Date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the Owner of this Contract, including any Joint Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since You entered into Your Contract.
Underlying Mutual Funds
• Prior to May 1, 2026, the name of the LVIP Avantis Large Cap Value Fund was the LVIP American Century Disciplined Core Value Fund.

For more information on the available underlying funds, please see the funds' prospectuses at the following website: https://www.principal.com/FreedomVAreport.

KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN EXPANDED PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Fixed Account of your Contract within 7 contract years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 6%. For example, if you make an early withdrawal from the Fixed Account within 7 contract years of making a purchase payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment. Losses due to surrender charges will be greater if there are also taxes and tax penalties.
				4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?	Yes. In addition to surrender charges, you may also be charged for other transactions, such as a transfer fee on certain transfers from the Fixed Account to Separate Account B divisions.			4. FEE TABLE 7. CHARGES – Fixed Account Surrender Charge and Transfer Fee
Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will bay each year based on the options you have selected.
				4. FEE TABLE 7. CHARGES APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base contract[1]	0.85%	0.85%
	2. Underlying mutual fund fees and expenses[2]	0.20%	1.19%

[1]
This fee reflects the Mortality and Expense Risks Charge, Administration Charge and an amount attributable to the annual fee for administrative expenses. . We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $956	HIGHEST ANNUAL COST $1,781
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is this a Short Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last purchase payment. These charges will reduce the value of your Contract if you withdraw money from the Fixed Account during that time.

5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the divisions of the Separate Account).

•  Each investment option (including the Fixed Account) has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS

Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.
•Limitations on Transfers – We charge you on certain transfers from the Fixed Account to Separate Account B divisions. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.
•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.
•Allocations to and from the Separate Account divisions and the Fixed Account may be subject to restrictions.
•We reserve the right to impose additional restrictions on purchase payments.
•Depending on your state or your financial professional or your financial professional's firm, certain investment options may not be available.

7. CHARGES – Fixed Account Surrender Charge and Transfer Fee

8. GENERAL DESCRIPTION OF THE CONTRACT

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn).

•Optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN EXPANDED PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
How are Investment Financial Professionals Compensated?
Your financial professional may have received compensation for selling this Contract to you. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
7. CHARGES - Distribution of the Contract. 17. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange My Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.
17. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at https://www.principal.com/FreedomVAreport You can also request this information at no cost by calling 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations in the Expanded Prospectus.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Initial Class [2,3]	Fidelity Management & Research Company, LLC/FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.25%	4.13%	3.10%	2.03%

Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund [4] Standard Class II	Lincoln Financial Investments Corporation /American Century Investment Management, Inc.	0.71%	14.86%	8.78%	10.39%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%

Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Global Large - Stock Blend	Franklin Templeton Variable Insurance Product Trust Templeton Growth VIP Fund Class 2 [1,2]	Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. All references to the Money Market Division in this prospectus mean the Fidelity VIP Government Money Market Division.
4. Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.

Fixed Options

These are the fixed interest options currently available under the Contract. We may change the features of the fixed interest options listed below, offer new fixed interest options, and terminate existing fixed interest options. We will provide you with written notice before doing so. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Fixed Account in the Expanded Prospectus.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%

EDGAR Contract Identifier: C000004191